Annual Operating Expenses - FidelityMarylandMunicipalIncomeFund-PRO - FidelityMarylandMunicipalIncomeFund-PRO - Fidelity Maryland Municipal Income Fund - Fidelity Maryland Municipal Income Fund	Oct. 29, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.55%